Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosures
Cloud Revenue	€ 6,933	€ 4,993	€ 3,769
Cloud and Software Revenue	23,012	20,622	19,549
EMEA
Disclosures
Cloud Revenue	2,115	1,441	1,029
Cloud and Software Revenue	10,211	9,339	8,759
Americas
Disclosures
Cloud Revenue	3,945	2,941	2,321
Cloud and Software Revenue	9,172	7,973	7,666
APJ
Disclosures
Cloud Revenue	872	611	419
Cloud and Software Revenue	€ 3,629	€ 3,310	€ 3,124